ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 29.8%
	ASSET MANAGEMENT - 0.8%
400	Ares Management Corporation, Class A	$ 69,280
6,693	Invesco Ltd.	105,549
1,748	Robinhood Markets, Inc., Class A(a)	163,665
		338,494
	AUTOMOTIVE - 0.5%
4,069	General Motors Company	200,235

	BANKING - 1.2%
6,257	Huntington Bancshares, Inc.	104,867
535	M&T Bank Corporation	103,785
4,465	Regions Financial Corporation	105,017
599	Royal Bank of Canada	78,798
2,289	US Bancorp	103,577
		496,044
	BIOTECH & PHARMA - 0.2%
2,016	Exelixis, Inc.(a)	88,855

	CABLE & SATELLITE - 0.2%
256	Charter Communications, Inc., Class A(a)	104,655

	CHEMICALS - 0.2%
988	CF Industries Holdings, Inc.	90,896

	COMMERCIAL SUPPORT SERVICES - 0.5%
792	Republic Services, Inc.	195,315

	CONTAINERS & PACKAGING - 0.4%
885	Packaging Corporation of America	166,778

	ENGINEERING & CONSTRUCTION - 0.6%
157	Comfort Systems USA, Inc.	84,185
151	EMCOR Group, Inc.	80,768
222	Quanta Services, Inc.	83,934
		248,887

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 29.8% (Continued)
	ENTERTAINMENT CONTENT - 1.2%
221	AppLovin Corporation, Class A(a)	$ 77,368
6,161	Fox Corporation, Class A	345,262
997	ROBLOX Corporation, Class A(a)	104,884
		527,514
	FOOD - 0.2%
1,765	Pilgrim's Pride Corporation	79,390

	HEALTH CARE FACILITIES & SERVICES - 2.2%
1,204	Cardinal Health, Inc.	202,272
958	Cencora, Inc.	287,257
1,488	CVS Health Corporation	102,642
464	DaVita, Inc.(a)	66,097
262	HCA Healthcare, Inc.	100,372
550	Tenet Healthcare Corporation(a)	96,800
580	Universal Health Services, Inc., Class B	105,067
		960,507
	HEALTH CARE REIT - 0.6%
1,594	Welltower, Inc.	245,046

	INSTITUTIONAL FINANCIAL SERVICES - 3.1%
2,613	Bank of New York Mellon Corporation (The)	238,071
718	CME Group, Inc.	197,895
905	Houlihan Lokey, Inc.	162,855
1,604	Interactive Brokers Group, Inc., Class A	88,878
1,102	Intercontinental Exchange, Inc.	202,184
2,284	Nasdaq, Inc.	204,235
1,770	Northern Trust Corporation	224,418
		1,318,536
	INSURANCE - 4.6%
929	Allstate Corporation (The)	187,017
1,133	Arch Capital Group Ltd.	103,160
383	Chubb Ltd.	110,963
733	Cincinnati Financial Corporation	109,158
1,588	Equitable Holdings, Inc.	89,087

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 29.8% (Continued)
	INSURANCE - 4.6% (Continued)
822	Globe Life, Inc.	$ 102,166
953	Hartford Financial Services Group, Inc. (The)	120,907
1,229	Loews Corporation	112,650
3,603	MetLife, Inc.	289,754
1,421	Progressive Corporation (The)	379,209
892	Prudential Financial, Inc.	95,836
429	Travelers Companies, Inc. (The)	114,775
1,790	W R Berkley Corporation	131,511
		1,946,193
	INTERNET MEDIA & SERVICES - 0.5%
701	VeriSign, Inc.	202,449

	LEISURE FACILITIES & SERVICES - 1.0%
8,418	Carnival Corporation(a)	236,714
4,077	Norwegian Cruise Line Holdings Ltd.(a)	82,682
317	Royal Caribbean Cruises Ltd.	99,265
		418,661
	LEISURE PRODUCTS - 0.1%
63	Axon Enterprise, Inc.(a)	52,160

	MEDICAL EQUIPMENT & DEVICES - 0.6%
1,479	Abbott Laboratories	201,159
1,274	Globus Medical, Inc., Class A(a)	75,191
		276,350
	METALS & MINING - 1.4%
1,559	Agnico Eagle Mines Ltd.	185,412
3,931	Barrick Mining Corp.	81,843
8,104	Kinross Gold Corporation	126,666
3,874	Newmont Corporation	225,699
		619,620
	OIL & GAS PRODUCERS - 1.0%
7,182	Kinder Morgan, Inc.	211,151
3,572	Williams Companies, Inc. (The)	224,357
		435,508

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 29.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
4,637	TechnipFMC plc	$ 159,698

	RETAIL - CONSUMER STAPLES - 0.9%
1,034	Sprouts Farmers Market, Inc.(a)	170,238
2,200	Walmart, Inc.	215,116
		385,354
	RETAIL - DISCRETIONARY - 0.4%
290	Carvana Company(a)	97,719
254	Lithia Motors, Inc., Class A	85,806
		183,525
	SEMICONDUCTORS - 0.2%
167	Broadcom, Inc.	46,034
253	NVIDIA Corporation	39,971
		86,005
	SOFTWARE - 1.0%
547	Cloudflare, Inc., Class A(a)	107,119
199	Duolingo, Inc.(a)	81,594
804	Palantir Technologies, Inc., Class A(a)	109,601
1,076	Samsara, Inc., Class A(a)	42,803
34	ServiceNow, Inc.(a)	34,955
138	Zscaler, Inc.(a)	43,324
		419,396
	SPECIALTY FINANCE - 1.0%
926	Capital One Financial Corporation	197,016
16,112	Federal Home Loan Mortgage Corporation(a)	132,763
1,565	Synchrony Financial	104,448
		434,227
	TECHNOLOGY HARDWARE - 1.2%
307	Arista Networks, Inc.(a)	31,409
2,966	Cisco Systems, Inc.	205,782
4,821	Hewlett Packard Enterprise Company	98,589
431	Motorola Solutions, Inc.	181,218
		516,998

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 29.8% (Continued)
	TECHNOLOGY SERVICES - 0.7%
685	Automatic Data Processing, Inc.	$ 211,254
268	Coinbase Global, Inc., Class A(a)	93,931
		305,185
	TELECOMMUNICATIONS - 1.0%
10,654	AT&T, Inc.	308,327
2,377	Verizon Communications, Inc.	102,853
		411,180
	TRANSPORTATION & LOGISTICS - 1.0%
3,865	Delta Air Lines, Inc.	190,081
3,107	United Airlines Holdings, Inc.(a)	247,410
		437,491
	TRANSPORTATION EQUIPMENT - 0.5%
1,046	Westinghouse Air Brake Technologies Corporation	218,980

	WHOLESALE - CONSUMER STAPLES - 0.4%
962	Performance Food Group Company(a)	84,146
1,098	US Foods Holding Corporation(a)	84,557
		168,703

	TOTAL COMMON STOCKS (Cost $11,559,863)	12,738,835

	EXCHANGE-TRADED FUNDS — 34.9%
	EQUITY - 22.5%
2,339	Global X MSCI Greece ETF	135,756
9,628	Invesco Nasdaq 100 ETF	2,186,519
3,964	Invesco QQQ Trust Series 1 ETF	2,186,702
17,162	Invesco S&P 500 BuyWrite ETF	375,161
3,675	iShares China Large-Cap ETF	135,093
19,933	iShares MSCI Australia ETF	524,637
3,940	iShares MSCI Austria ETF	115,836
4,727	iShares MSCI Brazil ETF	136,374
4,083	iShares MSCI Chile ETF	128,410
2,691	iShares MSCI France ETF	115,175

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 34.9% (Continued)
	EQUITY - 22.5% (Continued)
2,724	iShares MSCI Germany ETF	$ 115,252
1,917	iShares MSCI India ETF	106,739
2,393	iShares MSCI Italy ETF	115,199
4,857	iShares MSCI Malaysia ETF	118,219
2,138	iShares MSCI Mexico ETF	129,477
2,163	iShares MSCI Netherlands ETF	117,884
2,758	iShares MSCI Peru and Global Exposure ETF	134,011
4,722	iShares MSCI Philippines ETF	128,061
4,235	iShares MSCI Poland ETF	136,621
2,464	iShares MSCI South Africa ETF	132,440
2,121	iShares MSCI South Korea ETF	152,245
2,641	iShares MSCI Spain ETF	116,283
2,515	iShares MSCI Sweden ETF	115,036
2,072	iShares MSCI Switzerland ETF	113,566
2,455	iShares MSCI Taiwan ETF	140,917
2,864	iShares MSCI United Kingdom ETF	113,758
8,474	JPMorgan BetaBuilders Japan ETF	523,524
8,836	SPDR S&P International Dividend ETF	372,437
4,193	Vanguard Global ex-U.S. Real Estate ETF	193,507
2,871	Vanguard High Dividend Yield ETF	382,733
1,086	Vanguard Real Estate ETF	96,719
		9,594,291
	FIXED INCOME - 12.4%
6,138	FlexShares High Yield Value-Scored Bond Index Fund	251,842
17,758	Invesco Senior Loan ETF	371,497
5,817	iShares 0-5 Year High Yield Corporate Bond ETF	250,945
7,953	iShares 1-3 Year Treasury Bond ETF	658,986
1,969	iShares 1-5 Year Investment Grade Corporate Bond	103,884
5,561	iShares 3-7 Year Treasury Bond ETF	662,259
6,950	iShares 7-10 Year Treasury Bond ETF	665,601
9,341	iShares Fallen Angels USD Bond ETF	253,515
957	iShares iBoxx $ Investment Grade Corporate Bond ETF	104,897
9,744	iShares J.P. Morgan EM High Yield Bond ETF	379,724
4,107	iShares J.P. Morgan USD Emerging Markets Bond ETF	380,390

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 34.9% (Continued)
	FIXED INCOME - 12.4% (Continued)
5,467	iShares US & Intl High Yield Corp Bond ETF			$ 253,177
3,867	Schwab US TIPS ETF			103,172
4,653	SPDR Bloomberg Convertible Securities ETF			384,617
2,589	SPDR Bloomberg High Yield Bond ETF			251,832
3,355	SPDR Bloomberg Investment Grade Floating Rate ETF			103,435
2,686	SPDR FTSE International Government			107,118
				5,286,891

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,143,641)			14,881,182

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 14.0%
	U.S. TREASURY BILLS — 14.0%
1,500,000	United States Treasury Bill(b)	2.8400	07/03/25	1,499,651
1,500,000	United States Treasury Bill(b)	3.9600	07/17/25	1,497,240
1,500,000	United States Treasury Bill(b)	4.0800	07/31/25	1,494,820
1,500,000	United States Treasury Bill(b)	4.3300	08/26/25	1,489,926
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,981,628)			5,981,637

Shares				Fair Value
	SHORT-TERM INVESTMENT — 11.7%
	MONEY MARKET FUND - 11.7%
4,979,069	First American Treasury Obligations Fund, Class X, 4.24%(c)(e) (Cost $4,979,069)			4,979,069

	TOTAL INVESTMENTS - 90.4% (Cost $36,664,201)			$ 38,580,723
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.6%			4,089,700
	NET ASSETS - 100.0%			$ 42,670,423

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
25	3 Month Euro Euribor Future	09/15/2025	$ 7,222,467	$ 45,708
24	3 Month Euro Euribor Future	12/15/2025	6,939,929	25,644
24	3 Month Euro Euribor Future	03/16/2026	6,941,343	25,572
24	3 Month Euro Euribor Future	06/15/2026	6,940,283	42,206
24	3 Month Euro Euribor Future	09/14/2026	6,937,456	11,542
25	3 Month Euro Euribor Future	03/16/2027	7,216,577	(4,304)
36	3-Month CORRA Futures	12/17/2025	6,440,559	61,905
36	3-Month CORRA Futures	03/18/2026	6,450,140	44,916
36	3-Month CORRA Futures	06/17/2026	6,451,792	42,721
36	3-Month CORRA Futures	09/16/2026	6,450,801	51,139
36	3-Month CORRA Futures	12/16/2026	6,448,158	76
37	3-Month CORRA Futures	03/17/2027	6,623,878	14,284
7	Carbon Emissions Future(e)	12/16/2025	568,657	(29,971)
23	CBOT Soybean Oil Future(e)	12/15/2025	727,950	(37,260)
1	CME Australian Dollar Currency Future	09/16/2025	65,895	(5)
77	CME Brazilian Real Currency Future	08/01/2025	1,407,945	32,255
21	CME British Pound Currency Future	09/16/2025	1,801,406	22,125
24	CME Canadian Dollar Currency Future	09/17/2025	1,768,320	1,475
1	CME E Mini Consumer Discretionary Select Sector	09/22/2025	221,750	7,260
1	CME E Mini Financial Select Sector Futures	09/22/2025	162,840	6,947
1	CME E Mini Industrial Select Sector Futures	09/22/2025	150,080	5,390
1	CME E Mini Technology Select Sector Futures	09/22/2025	257,760	12,371
2	CME E Mini Utilities Select Sector Futures	09/22/2025	166,080	3,500
12	CME Euro Foreign Exchange Currency Future	09/16/2025	1,775,400	41,225
3	CME Feeder Cattle Future(e)	08/29/2025	466,013	26,900
20	CME Japanese Yen Currency Future	09/16/2025	1,748,625	(1,401)
12	CME Lean Hogs Future(e)	08/15/2025	516,000	29,840
6	CME Live Cattle Future(e)	09/02/2025	513,300	14,550
7	CME Live Cattle Future(e)	01/01/2026	589,820	(1,260)
52	CME Mexican Peso Currency Future	09/16/2025	1,375,400	14,585
30	CME New Zealand Dollar Currency Future	09/16/2025	1,833,150	19,720
9	CME Norwegian Krone Currency Future	09/16/2025	1,786,500	(1,690)
48	CME South African Rand Currency Future	09/16/2025	1,348,800	2,212
8	CME Swedish Krona Currency Future	09/16/2025	1,698,000	14,840
12	CME Swiss Franc Currency Future	09/16/2025	1,908,975	58,394
7	COMEX Copper Future(e)	09/29/2025	889,438	33,375
2	COMEX Gold 100 Troy Ounces Future(e)	08/28/2025	661,540	18,640
5	COMEX Silver Future(e)	09/29/2025	904,300	(15,225)
1	E-mini S&P Communication Services Select Sector	09/22/2025	143,138	6,925
24	Eurex 2 Year Euro SCHATZ Future	09/09/2025	3,031,802	(4,119)
5	Eurex 5 Year Euro BOBL Future	09/09/2025	693,051	(1,455)
8	Euro-BTP Italian Bond Futures	09/09/2025	1,140,165	2,270
36	EUX Short term Euro-BTP Futures	09/09/2025	4,577,173	(5,896)
1	ICE Gas Oil Future(e)	09/12/2025	65,300	–
6	KFE 10 Year Treasury Bond Future	09/17/2025	525,476	1,770
51	KFE 3 Year Treasury Bond Future	09/17/2025	4,044,895	2,882
114	Montreal Exchange 2 Year Canadian Bond Future	09/19/2025	8,843,493	7,201
2	NYBOT CSC C Coffee Future(e)	09/19/2025	225,075	(29,775)

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
4	NYBOT CSC Cocoa Future(e)	09/16/2025	$ 360,000	$ (6,320)
8	NYMEX Light Sweet Crude Oil Future(e)	11/21/2025	493,200	13,040
2	NYMEX NY Harbor ULSD Futures(e)	09/02/2025	189,151	(613)
6	NYMEX NY Harbor ULSD Futures(e)	12/01/2025	552,989	(57,238)
15	NYMEX Platinum Future(e)	10/30/2025	1,007,250	57,565
7	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	12/01/2025	532,787	15,612
18	SFE 10 Year Australian Bond Future	09/16/2025	1,357,869	2,603
57	SFE 3 Year Australian Bond Future	09/16/2025	4,041,884	9,845
21	Three Month SONIA Index Futures	12/16/2025	6,927,123	27,337
21	Three Month SONIA Index Futures	03/17/2026	6,945,499	297
21	Three Month SONIA Index Futures	06/16/2026	6,956,308	7,951
21	Three Month SONIA Index Futures	09/15/2026	6,960,992	27,700
20	Three Month SONIA Index Futures	12/15/2026	6,630,888	7,917
21	Three Month SONIA Index Futures	03/17/2027	6,962,071	18,551
21	Three Month SONIA Index Futures	06/16/2027	6,959,911	14,150
20	Three Month SONIA Index Futures	09/15/2027	6,626,084	7,407
27	Three-Month SOFR Futures	06/16/2026	6,520,500	–
27	Three-Month SOFR Futures	09/15/2026	6,535,350	25,612
27	Three-Month SOFR Futures	03/17/2027	6,545,475	37,025
27	Three-Month SOFR Futures	06/16/2027	6,544,463	4,325
27	Three-Month SOFR Futures	09/15/2027	6,541,088	4,388
	TOTAL OPEN LONG FUTURES CONTRACTS			$ 837,158

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
15	CBOT 2 Year US Treasury Note Future	10/01/2025	$ 3,120,352	$ (12,930)
4	CBOT 5 Year US Treasury Note	10/01/2025	436,000	(4,203)
55	CBOT Corn Future(e)	12/15/2025	1,170,125	37,663
5	CBOT Soybean Future(e)	11/17/2025	256,750	8,375
21	CBOT Soybean Meal Future(e)	12/15/2025	607,530	14,590
42	CBOT Wheat Future(e)	12/15/2025	1,176,000	26,912
5	Eurex 10 Year Euro BUND Future	09/09/2025	766,490	4,268
56	Euronext Milling Wheat Future(e)	09/11/2025	643,110	42,239
4	French Government Bond Futures	09/09/2025	583,463	459
4	ICE Brent Crude Oil Future(e)	08/01/2025	266,960	(23,710)
20	ICE Natural Gas Future(e)	08/29/2025	666,328	67,497
18	Long Gilt Future	09/29/2025	2,298,424	(42,679)
22	Montreal Exchange 10 Year Canadian Bond Future	09/19/2025	1,970,472	(10,921)
50	NYBOT CSC Number 11 World Sugar Future(e)	10/01/2025	907,200	71,322
11	NYBOT CTN Number 2 Cotton Future(e)	12/09/2025	374,715	2,230
3	NYMEX Henry Hub Natural Gas Futures(e)	08/28/2025	104,700	5,890
12	NYMEX Henry Hub Natural Gas Futures(e)	11/26/2025	547,200	22,180
6	NYMEX Light Sweet Crude Oil Future(e)	08/21/2025	383,100	(9,600)
2	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	09/02/2025	171,545	(3,268)
3	TSE Japanese 10 Year Bond Futures	09/15/2025	2,895,647	(4,337)

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
13	Ultra 10-Year US Treasury Note Futures	09/22/2025	$ 1,485,453	$ (24,531)
	TOTAL OPEN SHORT FUTURES CONTRACTS			$ 167,446

	TOTAL FUTURES CONTRACTS			$ 1,004,604

CREDIT DEFAULT SWAPS
Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Implied Credit Spread	Frequency of Payments	Expiration Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Apreciation/ (Depreciation)

SOC	Markit CDX North America High Yield Index	Sell	5.00%	318.27%	Quarterly	6/20/2030	$535,000	$ 38,578	$ 27,478	$ 11,100
SOC	Markit CDX North America Investment Grade Index	Sell	1.00%	51.06%	Quarterly	6/20/2030	535,000	11,347	9,305	2,042
SOC	Markit iTraxx Europe Index(f)	Sell	1.00%	54.58%	Quarterly	6/20/2030	505,500	11,387	9,075	2,312
SOC	Markit iTraxx Europe Crossover Index(f)	Sell	5.00%	282.44%	Quarterly	6/20/2030	505,500	49,732	40,190	9,542
		Net Unrealized Appreciation on Swap Contracts							$ 86,048	$ 24,996

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt
SOC	- Societe Generale
(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	All or a portion of this investment is a holding of the ACSSF Fund.